UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21470

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 104.8%

Security	Shares	Value
Aerospace & Defense — 1.4%
Safran SA	278,000	$18,514,750

		$18,514,750

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.(1)	206,835	$14,730,789

		$14,730,789

Automobiles — 0.5%
Toyota Motor Corp.(1)	111,643	$7,197,727

		$7,197,727

Banks — 11.9%
Bank of America Corp.(1)	1,159,434	$17,565,425
JPMorgan Chase & Co.(1)	281,716	15,319,716
Lloyds Banking Group PLC(2)	11,777,945	13,047,771
Natixis SA(1)	2,772,154	17,630,839
Nordea Bank AB	775,000	9,839,216
Regions Financial Corp.	1,345,884	11,709,191
Skandinaviska Enskilda Banken AB, Class A	2,120,159	25,530,096
Societe Generale	320,460	12,868,491
Svenska Handelsbanken AB, Class A	119,000	5,635,120
Swedbank AB, Class A	235,000	5,684,848
Unione di Banche Italiane ScpA	1,591,002	10,943,393
Westpac Banking Corp.	489,996	13,095,654

		$158,869,760

Beverages — 3.0%
Anheuser-Busch InBev NV(1)	196,723	$23,993,532
Constellation Brands, Inc., Class A(2)	142,529	15,742,328

		$39,735,860

Biotechnology — 3.9%
Biogen Idec, Inc.(2)	45,091	$17,547,614
Celgene Corp.(1)(2)	152,914	18,221,232
Gilead Sciences, Inc.(1)(2)	157,863	16,548,778

		$52,317,624

Chemicals — 2.1%
LyondellBasell Industries NV, Class A	150,790	$11,925,981
Monsanto Co.	139,351	16,440,631

		$28,366,612

Commercial Services & Supplies — 0.7%
Brambles, Ltd.	1,223,250	$10,021,576

		$10,021,576

Communications Equipment — 1.4%
QUALCOMM, Inc.(1)	302,957	$18,922,694

		$18,922,694

Consumer Finance — 2.3%
American Express Co.	129,995	$10,489,296
Discover Financial Services(1)	359,113	19,528,565

		$30,017,861

Security	Shares	Value
Diversified Financial Services — 1.0%
ING Groep NV(2)	1,032,629	$12,838,058

		$12,838,058

Diversified Telecommunication Services — 3.9%
Deutsche Telekom AG(1)	1,034,289	$17,829,164
Nippon Telegraph & Telephone Corp.(1)	291,546	17,255,656
Verizon Communications, Inc.(1)	361,619	16,529,605

		$51,614,425

Electric Utilities — 1.1%
NextEra Energy, Inc.	129,781	$14,177,276

		$14,177,276

Electrical Equipment — 3.5%
Emerson Electric Co.(1)	260,035	$14,806,393
Mitsubishi Electric Corp.	888,577	10,277,041
Nidec Corp.	154,897	10,540,422
Rockwell Automation, Inc.	100,392	10,934,697

		$46,558,553

Electronic Equipment, Instruments & Components — 1.7%
Corning, Inc.(1)	666,242	$15,836,572
Yaskawa Electric Corp.	572,686	7,321,212

		$23,157,784

Energy Equipment & Services — 0.5%
Halliburton Co.	165,000	$6,598,350

		$6,598,350

Food & Staples Retailing — 3.1%
Costco Wholesale Corp.(1)	137,514	$19,663,127
CVS Health Corp.	138,935	13,637,860
Metro AG(2)	243,000	7,477,468

		$40,778,455

Food Products — 1.3%
Mondelez International, Inc., Class A(1)	480,363	$16,927,992

		$16,927,992

Health Care Equipment & Supplies — 1.4%
Medtronic PLC(1)	261,086	$18,641,540

		$18,641,540

Hotels, Restaurants & Leisure — 3.1%
Accor SA(1)	406,510	$20,210,454
Compass Group PLC(1)	1,217,159	20,985,214

		$41,195,668

Household Products — 1.5%
Reckitt Benckiser Group PLC(1)	233,314	$19,746,498

		$19,746,498

Industrial Conglomerates — 3.8%
Danaher Corp.(1)	223,398	$18,403,527
Koninklijke Philips NV	553,355	15,258,688
Siemens AG(1)	159,000	16,796,261

		$50,458,476

Insurance — 4.1%
AXA SA	578,519	$13,532,683
MetLife, Inc.(1)	338,036	15,718,674
Prudential PLC(1)	1,011,120	24,580,725
St James’s Place PLC	71,531	920,307

		$54,752,389

Security	Shares	Value
Internet & Catalog Retail — 1.6%
Amazon.com, Inc.(1)(2)	61,351	$21,750,770

		$21,750,770

Internet Software & Services — 4.4%
Facebook, Inc., Class A(2)	207,607	$15,759,447
Google, Inc., Class C(1)(2)	79,356	42,417,369

		$58,176,816

IT Services — 0.9%
Visa, Inc., Class A	47,303	$12,058,008

		$12,058,008

Machinery — 1.1%
SKF AB, Class B	625,000	$14,732,423

		$14,732,423

Media — 2.0%
Live Nation Entertainment, Inc.(2)	307,302	$7,304,569
Walt Disney Co. (The)(1)	207,350	18,860,556

		$26,165,125

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	272,532	$4,581,263

		$4,581,263

Multi-Utilities — 2.4%
National Grid PLC(1)	1,312,222	$18,448,534
Sempra Energy	121,690	13,619,545

		$32,068,079

Oil, Gas & Consumable Fuels — 7.0%
Devon Energy Corp.(1)	319,417	$19,251,263
Exxon Mobil Corp.(1)	228,500	19,975,470
Occidental Petroleum Corp.(1)	259,087	20,726,960
Statoil ASA(1)	891,689	14,932,473
Total SA(1)	366,580	18,816,757

		$93,702,923

Pharmaceuticals — 8.7%
AstraZeneca PLC	192,616	$13,711,440
Bayer AG(1)	121,913	17,559,286
Merck & Co., Inc.(1)	304,763	18,371,114
Perrigo Co. PLC(1)	116,860	17,732,336
Roche Holding AG PC(1)	124,550	33,568,390
Takeda Pharmaceutical Co., Ltd.	290,947	14,535,522

		$115,478,088

Real Estate Investment Trusts (REITs) — 1.2%
Simon Property Group, Inc.	82,690	$16,427,195

		$16,427,195

Semiconductors & Semiconductor Equipment — 1.3%
NXP Semiconductors NV(1)(2)	218,436	$17,330,712

		$17,330,712

Software — 2.0%
Microsoft Corp.(1)	363,650	$14,691,460
Oracle Corp.	274,074	11,480,960

		$26,172,420

Specialty Retail — 2.5%
Buckle, Inc. (The)	66,000	$3,352,140
Dixons Carphone PLC	1,024,121	6,692,703
Home Depot, Inc. (The)(1)	219,809	22,952,456

		$32,997,299

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.(1)	294,953	$34,556,694
Lenovo Group, Ltd.	10,143,764	13,113,089

		$47,669,783

Textiles, Apparel & Luxury Goods — 2.7%
NIKE, Inc., Class B(1)	256,617	$23,672,918
Pandora A/S	163,963	11,721,318

		$35,394,236

Tobacco — 3.5%
British American Tobacco PLC(1)	430,696	$24,298,156
Imperial Tobacco Group PLC(1)	490,000	23,014,798

		$47,312,954

Transportation Infrastructure — 0.2%
Sydney Airport	760,953	$2,940,488

		$2,940,488

Wireless Telecommunication Services — 1.1%
Vodafone Group PLC	4,110,252	$14,453,610

		$14,453,610

Total Common Stocks (identified cost $1,317,845,648)		$1,395,552,909

Preferred Stocks — 17.8%

Security	Shares	Value
Banks — 8.9%
AgriBank FCB, 6.875% to 1/1/24(3)	50,890	$5,395,933
Banco Santander (Mexico), SA, 5.95% to 1/30/19(3)(4)	700	731,775
Bank of America Corp., Series U, 5.20% to 6/1/23(3)	2,480	2,396,694
Barclays Bank PLC, 8.25% to 12/15/18(3)	9,971	10,550,133
Citigroup, Inc., Series K, 6.875% to 11/15/23(3)	226,210	6,087,877
CoBank ACB, Series F, 6.25% to 10/1/22(3)	51,100	5,269,687
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	7,600	784,700
Farm Credit Bank of Texas, Series 1, 10.00%	3,490	4,376,678
First Tennessee Bank, 3.75% (4)(5)	2,570	1,851,685
JPMorgan Chase & Co., Series O, 5.50%	125,773	3,095,273
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(3)	1,540	1,510,429
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(3)	2,509	2,547,107
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(3)	2,794	2,868,829
KeyCorp, Series A, 7.75%	46,185	6,107,966
Lloyds Banking Group PLC, 6.657% to 5/21/37(3)(4)	916	1,011,611
Northern Trust Corp., Series C, 5.85%	83,895	2,147,922
Regions Financial Corp., Series A, 6.375%	254,618	6,457,112
Royal Bank of Scotland Group PLC, Series S, 6.60%	199,941	5,054,508
Societe Generale, 7.875% to 12/18/23(3)(4)	3,686	3,675,403
Standard Chartered PLC, 7.014% to 7/30/37(3)(4)	77.32	8,418,296
SunTrust Banks, Inc., Series E, 5.875%	287,627	7,228,786
Synovus Financial Corp., Series C, 7.875% to 8/1/18(3)	27,737	772,545
Texas Capital Bancshares, Inc., 6.50%	286,789	7,040,670
Texas Capital Bancshares, Inc., Series A, 6.50%	25,800	635,454
Webster Financial Corp., Series E, 6.40%	157,165	3,916,945
Wells Fargo & Co., Series L, 7.50%	5,677	7,056,511
Zions Bancorporation, Series G, 6.30% to 3/15/23(3)	189,020	4,954,687
Zions Bancorporation, Series I, 5.80% to 9/15/23(3)	3,963	3,775,044
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)	2,275	2,484,917

		$118,205,177

Security	Shares	Value
Capital Markets — 1.5%
Affiliated Managers Group, Inc., 6.375%	83,087	$2,201,182
Goldman Sachs Group, Inc. (The), Series I, 5.95%	91,800	2,317,032
Goldman Sachs Group, Inc. (The), Series J, 5.50% to 5/10/23(3)	192,064	4,780,473
Morgan Stanley, Series G, 6.625%	277,858	7,218,751
State Street Corp., Series D, 5.90% to 3/15/24(3)	137,110	3,625,531

		$20,142,969

Consumer Finance — 0.9%
Capital One Financial Corp., Series B, 6.00%	325,331	$8,195,088
Discover Financial Services, Series B, 6.50%	134,450	3,551,161

		$11,746,249

Diversified Financial Services — 1.1%
General Electric Capital Corp., Series B, 6.25% to 12/15/22(3)	27.60	$3,077,841
KKR Financial Holdings, LLC, Series A, 7.375%	239,185	6,420,323
RBS Capital Funding Trust VII, Series G, 6.08%	216,602	5,306,749

		$14,804,913

Electric Utilities — 1.4%
AES Gener SA, 8.375% to 6/18/19(3)(4)	3,843	$4,208,992
Electricite de France SA, 5.25% to 1/29/23(3)(4)	6,407	6,746,171
Entergy Arkansas, Inc., 6.45%	51,243	1,290,683
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	60,500	1,569,521
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	84,855	2,069,826
Southern California Edison Co., Series E, 6.25% to 2/1/22(3)	2,656	2,972,322

		$18,857,515

Food Products — 0.9%
Dairy Farmers of America, 7.875% (4)	86,230	$9,407,158
Ocean Spray Cranberries, Inc., 6.25% (4)	18,430	1,700,168

		$11,107,326

Insurance — 0.6%
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(3)	38,700	$976,401
Endurance Specialty Holdings, Ltd., Series B, 7.50%	49,418	1,315,013
Montpelier Re Holdings, Ltd., 8.875%	227,440	6,084,020

		$8,375,434

Machinery — 0.5%
Stanley Black & Decker, Inc., 5.75%	274,918	$7,088,073

		$7,088,073

Multi-Utilities — 0.2%
DTE Energy Co., Series C, 5.25%	106,673	$2,693,493

		$2,693,493

Pipelines — 0.3%
NuStar Logistics LP, 7.625% to 1/15/18(3)	155,960	$4,111,496

		$4,111,496

Real Estate Investment Trusts (REITs) — 0.9%
American Realty Capital Properties, Inc., Series F, 6.70%	50,384	$1,162,359
Cedar Realty Trust, Inc., Series B, 7.25%	103,900	2,722,180
Chesapeake Lodging Trust, Series A, 7.75%	25,201	685,467
DDR Corp., Series J, 6.50%	259,000	6,928,250

		$11,498,256

Thrifts & Mortgage Finance — 0.6%
Elmira Savings Bank FSB (The), 8.998% to 12/31/17(3)	2,545	$2,417,750
EverBank Financial Corp., Series A, 6.75%	215,336	5,430,774

		$7,848,524

Total Preferred Stocks (identified cost $223,690,131)		$236,479,425

Corporate Bonds & Notes — 7.4%

Security	Principal Amount (000’s omitted)	Value
Banks — 2.6%
Banco do Brasil SA, 6.25% to 4/15/24, 10/29/49(3)(4)	$1,672	$1,186,284
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(3)(4)	5,022	4,701,345
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(3)(4)	7,064	7,315,761
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(3)(4)	8,911	8,613,818
Deutsche Bank AG, 7.50% to 4/30/25, 12/29/49(3)	6,040	5,911,650
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(3)(4)	2,559	3,475,455
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(3)(6)	3,485	3,615,688
SunTrust Preferred Capital I, 4.00%, 6/29/49(5)	400	323,000

		$35,143,001

Chemicals — 0.1%
Sinochem Group, 5.00% to 11/2/18, 12/29/49(3)(4)	$1,290	$1,315,800

		$1,315,800

Diversified Financial Services — 0.9%
Leucadia National Corp., 6.625%, 10/23/43	$3,952	$4,081,392
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(4)	8,933	8,129,030

		$12,210,422

Diversified Telecommunication Services — 0.4%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(3)(4)	$4,417	$4,741,650

		$4,741,650

Electric Utilities — 1.3%
Enel SpA, 8.75% to 9/24/23, 9/24/73(3)(4)	$6,095	$7,251,526
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(3)	9,900	9,698,456

		$16,949,982

Insurance — 1.7%
Genworth Financial, Inc., 7.625%, 9/24/21	$1,402	$1,382,657
MetLife, Inc., 10.75% to 8/1/39, 8/1/69(3)	2,569	4,251,695
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(3)(4)	2,115	2,196,956
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(3)(4)	3,513	3,869,229
XLIT, Ltd., Series E, 6.50% to 4/15/17, 10/29/49(3)	11,441	10,325,502

		$22,026,039

Oil, Gas & Consumable Fuels — 0.2%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(3)(4)	$6,342	$3,266,130

		$3,266,130

Pipelines — 0.2%
DCP Midstream, LLC, 5.85% to 5/21/23, 5/21/43(3)(4)	$3,016	$2,789,800

		$2,789,800

Total Corporate Bonds & Notes (identified cost $96,325,745)		$98,442,824

Short-Term Investments — 1.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(7)	$17,007	$17,007,007

Total Short-Term Investments (identified cost $17,007,007)		$17,007,007

Total Investments — 131.3% (identified cost $1,654,868,531)		$1,747,482,165

Other Assets, Less Liabilities — (31.3)%		$(416,284,331)

Net Assets — 100.0%		$1,331,197,834

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $97,388,743 or 7.3% of the Fund’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $3,615,688 or 0.3% of the Fund’s net assets.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $6,035.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	54.1%	$945,106,609
United Kingdom	11.8	206,250,104
France	7.2	126,402,452
Japan	3.8	67,127,580
Germany	3.8	65,573,829
Sweden	3.5	61,421,703
Netherlands	2.9	50,169,108
Ireland	2.7	46,699,378
Switzerland	2.4	42,182,208
Australia	1.8	32,123,903
Belgium	1.4	23,993,532
Italy	1.0	18,194,919
Norway	0.9	14,932,473
China	0.8	13,113,089
Denmark	0.7	11,721,318
Bermuda	0.5	8,375,434
Brazil	0.3	5,887,629
Chile	0.2	4,208,992
Cayman Islands	0.2	3,266,130
Mexico	0.0 *	731,775

Total Investments	100.0%	$1,747,482,165

*	Amount is less than 0.1%.

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/27/15	British Pound Sterling 7,656,000	United States Dollar 11,474,507	Citibank, N.A.	$—	$(55,131)	$(55,131)
2/27/15	British Pound Sterling 7,656,000	United States Dollar 11,492,115	Standard Chartered Bank	—	(37,522)	(37,522)
2/27/15	British Pound Sterling 7,688,000	United States Dollar 11,541,764	State Street Bank and Trust Company	—	(36,065)	(36,065)
2/27/15	Euro 9,990,000	United States Dollar 11,213,875	Citibank, N.A.	—	(77,219)	(77,219)
2/27/15	Euro 9,990,000	United States Dollar 11,237,851	Standard Chartered Bank	—	(53,243)	(53,243)
2/27/15	Euro 10,020,000	United States Dollar 11,268,492	State Street Bank and Trust Company	—	(56,510)	(56,510)
2/27/15	Swedish Krona 18,500,000	United States Dollar 2,224,892	State Street Bank and Trust Company	—	(11,432)	(11,432)
2/27/15	Swiss Franc 3,700,000	United States Dollar 4,220,853	Citibank, N.A.	186,032	—	186,032
2/27/15	Swiss Franc 3,700,000	United States Dollar 4,230,747	Standard Chartered Bank	195,926	—	195,926
2/27/15	Swiss Franc 3,700,000	United States Dollar 4,222,877	State Street Bank and Trust Company	188,056	—	188,056

				$570,014	$(327,122)	$242,892

At January 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

At January 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $570,014 and $327,122, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,665,085,409

Gross unrealized appreciation	$145,281,269
Gross unrealized depreciation	(62,884,513)

Net unrealized appreciation	$82,396,756

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$97,893,409	$66,807,416	$—	$164,700,825
Consumer Staples	65,971,307	98,530,452	—	164,501,759
Energy	66,552,043	33,749,230	—	100,301,273
Financials	106,758,062	166,147,201	—	272,905,263
Health Care	107,062,614	79,374,638	—	186,437,252
Industrials	58,875,406	99,081,649	—	157,957,055
Information Technology	183,053,916	20,434,301	—	203,488,217
Materials	32,947,875	—	—	32,947,875
Telecommunication Services	16,529,605	49,538,430	—	66,068,035
Utilities	27,796,821	18,448,534	—	46,245,355
Total Common Stocks	$763,441,058	$632,111,851 *	$—	$1,395,552,909
Preferred Stocks
Consumer Staples	$—	$11,107,326	$—	$11,107,326
Energy	—	4,111,496	—	4,111,496
Financials	78,998,367	113,623,155	—	192,621,522
Industrials	—	7,088,073	—	7,088,073
Utilities	2,693,493	18,857,515	—	21,551,008
Total Preferred Stocks	$81,691,860	$154,787,565	$—	$236,479,425
Corporate Bonds & Notes	$—	$98,442,824	$—	$98,442,824
Short-Term Investments	—	17,007,007	—	17,007,007
Total Investments	$845,132,918	$902,349,247	$—	$1,747,482,165
Forward Foreign Currency Exchange Contracts	$—	$570,014	$—	$570,014
Total	$845,132,918	$902,919,261	$—	$1,748,052,179

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(327,122)	$—	$(327,122)
Total	$—	$(327,122)	$—	$(327,122)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form

N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015